Business (Tables)	12 Months Ended
Dec. 31, 2011
Business [Abstract]
Property/Unit schedule

	Properties	Apartment Units
Wholly Owned Properties	404	113,157
Partially Owned Properties – Consolidated	21	3,916
Military Housing	2	4,901
	427	121,974